Redeemable Convertible Preferred Shares - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands					12 Months Ended
	Oct. 20, 2017 $ / shares shares	Feb. 09, 2015 USD ($) shares	Feb. 13, 2014 USD ($) shares	Sep. 13, 2012 USD ($) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares	Feb. 09, 2015 ¥ / shares	Dec. 31, 2014 shares	Feb. 13, 2014 ¥ / shares	Sep. 13, 2012 ¥ / shares	Jun. 30, 2012 $ / shares
Temporary Equity [Line Items]
Convertible redeemable preferred shares, issued, price per share | $ / shares								$ 1.422	$ 0.2671	$ 0.1213
Share split, description					Each of ordinary share and preferred share of the Company was subdivided into 100 shares at a par value of US$0.00001
Preferred stock shares converted and designated	100
Ordinary shares, par value | $ / shares	$ 0.00001							$ 0.00001							$ 0.00001
Preferred shares, par value | $ / shares	$ 0.00001
Preferred shares accretion recognized | ¥					¥ 3,073,471	¥ 562,022	¥ 108,792
Series A Shares
Temporary Equity [Line Items]
Convertible redeemable preferred shares, issued				2,850,000
Convertible redeemable preferred shares, issued, price per share | ¥ / shares														¥ 1.60
Proceeds from issuance of convertible redeemable preferred shares | $				$ 4,560
Convertible redeemable preferred shares, outstanding	285,000,000							0	285,000,000	285,000,000		285,000,000
Preferred shares accretion recognized | ¥					1,237,274	236,662	53,526
Series B Shares
Temporary Equity [Line Items]
Convertible redeemable preferred shares, issued			2,142,857
Convertible redeemable preferred shares, issued, price per share | ¥ / shares													¥ 7.00
Proceeds from issuance of convertible redeemable preferred shares | $			$ 15,000
Convertible redeemable preferred shares, outstanding	214,285,700							0	214,285,700	214,285,700		214,285,700
Preferred shares accretion recognized | ¥					905,861	171,106	39,029
Series C Shares
Temporary Equity [Line Items]
Convertible redeemable preferred shares, issued		2,345,547
Convertible redeemable preferred shares, issued, price per share | ¥ / shares											¥ 19.90
Proceeds from issuance of convertible redeemable preferred shares		$ 46,667					286,118
Convertible redeemable preferred shares, outstanding	234,554,700							0	234,554,700	234,554,700
Preferred shares accretion recognized | ¥					¥ 930,336	¥ 154,254	¥ 16,237